Schedule of Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Schedule Of Other Current Assets [Abstract]
Prepaid expenses	$ 192	$ 187
Sales and use tax	125	132
Other	139	136
Total other current assets	$ 456	$ 455